Accounting Changes	12 Months Ended
Dec. 31, 2013
Accounting Changes:
Accounting Changes

Note B.

Accounting Changes

New Standards to be Implemented

In July 2013, the Financial Accounting Standards Board (FASB) issued guidance regarding the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Under certain circumstances, unrecognized tax benefits should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The guidance was a change in financial statement presentation only and has no material impact in the consolidated financial results. The guidance was effective January 1, 2014, and the company will adopt it on a prospective basis.

In March 2013, the FASB issued guidance on when foreign currency translation adjustments should be released to net income. When a parent entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The guidance was effective January 1, 2014 on a prospective basis. It is not expected to have a material impact in the consolidated financial results.

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date. Examples include debt arrangements, other contractual obligations and settled litigation matters. The guidance requires an entity to measure such obligations as the sum of the amount that the reporting entity agreed to pay on the basis of its arrangement among its co-obligors plus additional amounts the reporting entity expects to pay on behalf of its co-obligors. The guidance was effective January 1, 2014 and is not expected to have a material impact in the consolidated financial results.

Standards Implemented

In July 2013, the FASB issued guidance allowing the use of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a benchmark interest rate for hedge accounting purposes in addition to interest rates on direct Treasury obligations of the United States government and the LIBOR. In addition, the guidance removes the restriction on using different benchmark rates for similar hedges. The guidance became effective on a prospective basis for qualifying new or re-designated hedging relationships entered into on or after July 17, 2013. The company has not utilized the Fed Funds Effective Swap Rate on any financial instrument transactions through December 31, 2013.

In February 2013, the FASB issued additional guidance regarding reclassifications out of AOCI. The guidance requires entities to report the effect of significant reclassifications out of AOCI on the respective line items in net income unless the amounts are not reclassified in their entirety to net income. For amounts that are not required to be reclassified in their entirety to net income in the same reporting period, entities are required to cross-reference other disclosures that provide additional detail about those amounts. For the company, the new guidance was effective on a prospective basis for all interim and annual periods beginning January 1, 2013 with early adoption permitted. The company adopted the guidance in its December 31, 2012 financial statements. There was no impact in the consolidated financial results as the guidance related only to additional disclosures.

In July 2012, the FASB issued amended guidance that simplifies how entities test indefinite-lived intangible assets other than goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that an indefinite-lived intangible asset is impaired, entities must perform the quantitative impairment test. Otherwise, the quantitative test is optional. The amended guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The company adopted this guidance for its 2012 impairment testing of indefinite-lived intangible assets performed in the fourth quarter. There was no impact in the consolidated financial results.

In May 2011, the FASB issued amended guidance and disclosure requirements for fair value measurements. These changes were effective January 1, 2012 on a prospective basis. These amendments did not have a material impact in the consolidated financial results.

In September 2011, the FASB issued additional disclosure requirements for entities which participate in multi-employer pension plans. The purpose of the new disclosures was to provide financial statement users with information about an employer’s level of participation in these plans and the financial health of significant plans. The new disclosures were effective beginning with the full year 2011 financial statements. The company does not participate in any material multi-employer plans. There was no impact in the consolidated financial results as the changes relate only to additional disclosures.

In September 2011, the FASB issued amended guidance that simplified how entities test goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform the quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test(s) is optional. The guidance was effective January 1, 2012 with early adoption permitted. The company adopted this guidance for the 2011 goodwill impairment test. There was no impact in the consolidated financial results.

In June 2011, the FASB issued amended disclosure requirements for the presentation of OCI and AOCI. OCI is comprised of costs, expenses, gains and losses that are included in comprehensive income but excluded from net income, and AOCI comprises the aggregated balances of OCI in equity. The amended guidance eliminated the option to present period changes in OCI as part of the Statement of Changes in Equity. Under the amended guidance, all period changes in OCI are to be presented either in a single continuous statement of comprehensive income, or in two separate, but consecutive financial statements. Only summary totals are to be included in the AOCI section of the Statement of Changes in Equity. These changes were effective January 1, 2012 with early adoption permitted. The company adopted the two statement approach effective with its full year 2011 financial statements. There was no impact in the consolidated financial results as the amendments related only to changes in financial statement presentation.

In April 2011, the FASB issued new and clarifying guidance and to help creditors in determining whether a creditor has granted a concession, and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance became effective July 1, 2011 applied retrospectively to January 1, 2011. Prospective application was required for any new impairments identified as a result of this guidance. These changes did not have a material impact in the consolidated financial results.

In December 2010, the FASB issued amended guidance to clarify the acquisition date that should be used for reporting pro-forma financial information for business combinations. If comparative financial statements are presented, the pro-forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been completed as of the beginning of the comparable prior annual reporting period. The amendments in this guidance were effective on a prospective basis for business combinations for which the acquisition date was on or after January 1, 2011. There was no impact in the consolidated financial results as the amendments related only to additional disclosures.

In December 2010, the FASB issued amendments to the guidance on goodwill impairment testing. The amendments modified step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In making that determination, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The amendments were effective January 1, 2011 and did not have an impact in the consolidated financial results.